Loss Per Class A and Class B Ordinary Share - Additional Information (Details)		12 Months Ended
	Mar. 13, 2026 Vote	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2023 Vote	Nov. 30, 2025 $ / shares	Oct. 31, 2024 shares	Aug. 31, 2024 shares	Aug. 24, 2024 $ / shares
Loss Per Class A and Class B Ordinary Share
Par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Votes per share | Vote			7,200,000
Share depositary bank		75,000,000
Maximum
Loss Per Class A and Class B Ordinary Share
Effect of Class A ordinary shares surrendered		1,000
Series D and Series D+ preferred shares
Loss Per Class A and Class B Ordinary Share
Number of shares issued						12,806,568
Par value (in dollars per share) | $ / shares							$ 0.00001
Class A ordinary shares
Loss Per Class A and Class B Ordinary Share
Number of shares issued					149,442,793
Votes per share | Vote		1
Number of class A ordinary shares on conversion		1
Share depositary bank		75,000,000
Class B ordinary shares
Loss Per Class A and Class B Ordinary Share
Number of shares issued					54,414,873
Votes per share | Vote		40
Class B ordinary shares | Amendment of voting rights
Loss Per Class A and Class B Ordinary Share
Votes per share | Vote	10